Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net income	$ 1,432,402	$ 1,044,892
Adjustment to reconcile net income to cash provided by operating activities:
Depreciation	895	700
Amortization of intangible assets	25,392	13,571
Deferred tax expenses	156,390	160,107
Change in operating assets and liabilities:
Loans to customers	697,562	(1,596,483)
Receivables from customers	1,462	25,581
Receivables from brokers-dealers and clearing organizations	(5,033,275)	(1,001,403)
Prepaid expenses and refundable deposits	187,217	98,431
Payables to customers	12,756,895	1,657,729
Payables to clearing organizations		(3,868)
Accrued expenses and other payables	(20,919)	31,858
Contract liabilities	(192,572)	191,840
Lease liabilities	(4,406)	1,947
Cash provided by operating activities	10,007,043	624,902
Cash flows from investing activities
Purchase of intangible assets		(69,063)
Prepayment for acquisition of intangible assets	(165,500)
Purchase of property and equipment	(975)	(4,054)
Cash used in investing activities	(166,475)	(73,117)
Cash flows from financing activities
Repayment to a related party		(1,278,937)
Advance to related parties	(4,328)
Deferred offering costs	(618,195)	(113,915)
Proceeds from issuance of ordinary shares to a third party	1,130,306
Cash provided by (used in) financing activities	507,783	(1,392,852)
Net change in cash and cash equivalents and restricted cash	10,348,351	(841,067)
Cash and cash equivalents and restricted cash at beginning of the year	9,085,678	9,892,415
Net foreign exchange differences	(122,981)	34,330
Cash and cash equivalents and restricted cash at the end of the year	19,311,048	9,085,678
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	5,290,928	1,269,472
Restricted cash	14,020,120	7,816,206
Total cash and cash equivalents and restricted cash	19,311,048	9,085,678
Supplemental schedule of non-cash financing activities:
Initial recognition of lease obligations related to right-of-use assets		$ 174,998